Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000238923 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes U.S. Strategic Dividend ETF
Class Name	Federated Hermes U.S. Strategic Dividend ETF
Trading Symbol	FDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes U.S. Strategic Dividend ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes U.S. Strategic Dividend ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than three times that of the Index which contributed positively to relative performance.
  Stock selection in the Health Care sector contributed positively to relative performance. Outperformers included Gilead Sciences, Inc., Johnson & Johnson and AbbVie, Inc.
  Stock selection in the Utilities sector was also a positive relative contributor to performance, driven by robust performance from Evergy, Inc., Entergy Corporation, American Electric Power and WEC Energy Group.
  Stock selection in the Financials sector was another area of relative strength, led by superior performance from Bank of New York Mellon and Morgan Stanley.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position in the Information Technology sector. Information Technology accounted for 55% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend-paying companies.
  Stock selection and an overweight position in the Consumer Staples sector was a relative detractor. The Fund’s overweight positions in Target Corporation and Kenvue, Inc. detracted the most over the reporting period, while one of the Index’s top performers, Walmart Inc., was not held by the Fund during the reporting period. Walmart pays a dividend that is notably below the Fund’s minimum threshold.
  Stock selection and an underweight position in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Alphabet Inc., Meta Platforms and Netflix. These outperformers either do not pay a dividend or pay a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 15, 2022 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes U.S. Strategic Dividend ETF at NAV	4.44%	7.14%
S&P 500® Index	21.45%	21.72%
[1]	Commenced operations on November 15, 2022.

Performance Inception Date	Nov. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 470,800,977
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,637,636
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$470,800,977
Number of Investments	50
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,637,636

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000263159 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Enhanced Income ETF
Class Name	Federated Hermes Enhanced Income ETF
Trading Symbol	PAYR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Enhanced Income ETF (the “Fund”) for the period of October 7, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Enhanced Income ETF	$3*	0.40%
*	Based on operations for the period from October 7, 2025 to October 31, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 3 [1]
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. The Fund seeks to provide high current income with a secondary objective of capital appreciation by investing primarily in high dividend-paying common stocks with dividend growth potential along with an options overlay strategy.
Top Contributors to Performance
  The Fund provided a distribution yield higher than the S&P 500 which contributed positively to Fund relative performance.
  The Fund’s international exposure in the United Kingdom and France added positively to relative performance led by strong performance from GlaxoSmithKline plc and Total Energies.
  Stock selection in the Real Estate sector was another area of relative strength, led by Prologis, Inc.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position in the Information Technology sector. Information Technology’s sector return exceeded the total return of the S&P 500 in the period. Information Technology continues to afford little in the way of high-and-rising dividend-paying companies.
  Stock selection and an overweight position in the Consumer Staples sector was a relative detractor to total return. The Fund’s overweight positions in Altria Group, Inc. and Mondelez International, Inc., detracted the most over the period.
  The Fund’s overweight position in Energy was a relative detractor from performance, as the sector was an underperformer in the Index.
  Writing S&P 500 call spreads was a slight relative detractor from performance in the period.

Net Assets	$ 7,133,064
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 429
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,133,064
Number of Investments	52
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$429

Holdings [Text Block]	Top Security Types (% of Net Assets) Sector Composition of Equity Holdings (% of Equity Securities)

[1]	Based on operations for the period from October 7, 2025 to October 31, 2025. Expenses for the full year would be higher.